Prepaid Expenses and Other Current Assets (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets
3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	September 30, 2024	December 31, 2023
Insurance	$317	$232
Clinical and consulting	72	30
Software and hosting costs	60	108
Other	192	372
Total prepaid expenses and other current assets	$641	$742

3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31, 2023	December 31, 2022
Insurance	$232	$286
Software and hosting costs	108	99
Clinical and consulting	30	517
Other	372	166
Total prepaid expenses and other current assets	$742	$1,068